Other Current Receivables (Details) - Schedule of other current receivables - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other current receivables [Abstract]
Governmental institutes	$ 211	$ 175
Prepaid expenses	339	207
Other receivables	63	89
Other current receivables	$ 613	$ 471